Rio Tinto financial information by business unit Rio Tinto financial information by business unit - Schedule of financial information by business unit (Parenthetical) (Detail) - USD ($) $ in Millions					12 Months Ended
	Jul. 16, 2019	Aug. 01, 2018	Jun. 01, 2018	Sep. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Proportion of net beneficial interest					53.00%
Net beneficial interest held percentage					35.00%
Net beneficial interest held percentage as owned subsidiary					100.00%
Proceeds from sale of surplus land						$ 508
Proceeds from issue of equity to non-controlling interests					$ 101	85	$ 170
Operating assets					44,183	$ 43,431	48,556
Capital expenditure percentage of subsidiaries						100.00%
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Operating assets					46,505	$ 45,742	50,611
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Operating assets					$ 4,529	$ 3,696	6,163
Hope Downs Joint Venture [member]
Disclosure of operating segments [Line Items]
Proportion of ownership interest in joint venture					50.00%
Robe River [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					65.00%
Proportion of net beneficial interest					53.00%
Non-controlling interest (%)					12.00%
Freeport-McMoRan Inc [Member]
Disclosure of operating segments [Line Items]
Percentage of material mined						40.00%
Diavik Joint Venture [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						60.00%
Proportion of ownership interest in joint venture					60.00%
Hail Creek [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed		82.00%
Hail Creek [Member] | Australia [Member]
Disclosure of operating segments [Line Items]
Proceeds from disposal of ownership in joint venture		$ 1,700
Kestrel Underground Coal Mine [Member]
Disclosure of operating segments [Line Items]
Proportion of ownership interest in joint venture		80.00%
Kestrel Underground Coal Mine [Member] | Australia [Member]
Disclosure of operating segments [Line Items]
Proceeds from disposal of ownership in joint venture		$ 2,250
Winchester South [Member]
Disclosure of operating segments [Line Items]
Proportion of ownership interest in joint venture			75.00%
Proceeds from disposal of ownership in joint venture			$ 200
Valeria [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed		71.20%
30 Percent [Member] | Robe River [Member]
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage					30.00%
35 Percent [Member] | Robe River [Member]
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage as owned subsidiary					60.00%
Hamersley Iron Pty Limited [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					100.00%
Hamersley Iron Pty Limited [Member] | Ordinary [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					100.00%
Oyu Tolgoi Llc [Member] | Turquoise Hill Resources Ltd [Member]
Disclosure of operating segments [Line Items]
Percentage of share class held in subsidiaries						50.80%
Oyu Tolgoi Llc [Member] | Turquoise Hill Resources Ltd [Member] | Oyo Tolgoi Copper-Gold Mine [Member]
Disclosure of operating segments [Line Items]
Percentage of share class held in subsidiaries						66.00%
Argyle Diamonds Limited [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						100.00%
Argyle Diamonds Limited [Member] | Ordinary [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					100.00%
Coal & Allied Industries Limited [member]
Disclosure of operating segments [Line Items]
Proportion Of Ownership Interest In Subsidiary Disposed				100.00%
Proceeds from issue of equity to non-controlling interests				$ 2,690
Rio Tinto Coal Australia [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Operating assets					$ 0	$ (837)	$ 1,040
Rio Tinto Fer et Titane Inc. [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						100.00%
QIT Madagascar Minerals SA [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						80.00%
Richards Bay Minerals [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						74.00%
Energy Resources of Australia Ltd [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						68.40%
Energy Resources of Australia Ltd [Member] | Ordinary [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					68.39%	68.60%
Non-controlling interest (%)					31.61%
Rossing Uranium Limited [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	68.62%
Simfer Jersey Limited [Member] | Ordinary [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					53.00%	53.00%
Non-controlling interest (%)					47.00%
Simfer S.A. [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					85.00%	85.00%
Non-controlling interest (%)						45.05%
Gove Alumina Refinery and Rio Tinto Marine [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						100.00%